DERIVATIVES AND HEDGING (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative instruments	$ 9,806	$ (3,208)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	9,806	(3,208)
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	0	0
Foreign exchange contracts | Other current liabilities | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Liability, Subject to Master Netting Arrangement, before Offset	$ 0	(3,208)
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilitiesCurrent
Foreign exchange contracts | Prepaid expenses and other current assets | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative instruments	$ 9,806	$ 0
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current